Warrants - Warrants outstanding (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants.
Expiry date	Feb. 12, 2022
Exercise price	$ 4.40	$ 0	$ 2.00
Number of Warrants	532,860	0	248,352